Subsequent events (Detail Textuals 2) € / shares in Units, R$ in Millions, $ in Millions			1 Months Ended
	Mar. 14, 2018 USD ($)	Mar. 14, 2018 BRL (R$)	Feb. 21, 2018 USD ($)	Feb. 21, 2018 BRL (R$)	Feb. 19, 2018 EUR (€) € / shares	Dec. 31, 2017 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Total purchase price | $						$ 55.0
Additional Acquisitions And Contributions In Subsidiaries | CAI | Toscana Aeroporti S.p.A
Disclosure of non-adjusting events after reporting period [line items]
Percentage of additional share capital purchased					4.568%
Purchase price per share | € / shares					€ 15.8
Total purchase price | €					€ 13,433
Percentage of share capital owned post acquisition					55.698%
Additional Acquisitions And Contributions In Subsidiaries | Inframerica Participacoes
Disclosure of non-adjusting events after reporting period [line items]
Cash contribution approved	$ 82.9	R$ 270.0	$ 46.0	R$ 148.3